Basis Of Presentation And Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2012	Dec. 29, 2012 Segment	Dec. 31, 2011	Sep. 29, 2012 Segment	Oct. 31, 2011	Oct. 01, 2011 Segment	Oct. 02, 2010	Dec. 30, 2006
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Stock sold in initial public offering	29,411,764
Stock sold, price per share	$ 16.00
Proceeds from sale of stock	$ 444
Number of operating segments				4
Research and development expenditures				25		20	21
Stock based compensation expense				2		2	1
Shares authorized for grant				9,297,750				7,071,337
Number of shares pursuant to incentive stock options				929,775
Interest costs capitalized				5		3	2
Fixed asset impairment charges				20	35	35	19
Goodwill impairment charge						165
Base volume decline						11.00%
Number of reporting segments		4		4		4
Impairment of intangibles, finite			(17)	17
Accrual for customer rebates				68		60
Customer Relationships
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Impairment of intangibles, finite				37
Technology
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite intangible assets, useful life				11 years
Licenses
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite intangible assets, useful life				10 years
Patents
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite intangible assets, weighted-average life				15 years
Minimum | Customer Relationships
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite intangible assets, useful life				11 years
Minimum | Patents
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite intangible assets, useful life				10 years
Maximum | Customer Relationships
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite intangible assets, useful life				20 years
Maximum | Patents
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite intangible assets, useful life				20 years
Supplier Concentration Risk
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage				20.00%
11% Senior Subordinated Notes
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Amount of debt extinguished	$ 455
Debt instrument, interest rate, stated percentage	11.00%	11.00%		11.00%
Maturity date	Sep. 01, 2016	Sep. 01, 2016		Sep. 01, 2016
Buildings And Improvements | Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life				15 years
Buildings And Improvements | Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life				25 years
Machinery Equipment And Tooling | Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life				2 years
Machinery Equipment And Tooling | Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life				10 years